INVESTMENTS IN LOANS AND SECURITIES - Investments by Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Amortized Cost
Within 1 year	$ 7,801	$ 2,508
Greater than 1 year, less than or equal to 5 years	1,273,485	809,366
Total	1,281,286	811,874
Fair Value
Within 1 year	7,797	2,490
Greater than 1 year, less than or equal to 5 years	756,322	714,303
Total	764,119	716,793
Securitization notes
Amortized Cost
Within 1 year	7,592	2,405
Greater than 1 year, less than or equal to 5 years	230,489	89,249
Total	238,081	91,654
Fair Value
Within 1 year	7,588	2,387
Greater than 1 year, less than or equal to 5 years	230,370	88,038
Total	237,958	90,425
Securitization certificates
Amortized Cost
Within 1 year	209	103
Greater than 1 year, less than or equal to 5 years	1,037,180	715,543
Total	1,037,389	715,646
Fair Value
Within 1 year	209	103
Greater than 1 year, less than or equal to 5 years	521,689	623,970
Total	521,898	624,073
Other loans and receivables
Amortized Cost
Within 1 year	0	0
Greater than 1 year, less than or equal to 5 years	5,816	4,574
Total	5,816	4,574
Fair Value
Within 1 year	0	0
Greater than 1 year, less than or equal to 5 years	4,263	2,295
Total	$ 4,263	$ 2,295